Consolidated Statements of Changes in Stockholders’ Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 2	$ 2,075,931	$ (1,596,101)	$ 479,832
Balance (in Shares) at Dec. 31, 2022	1,727,525
Stock-based compensation		10,051		10,051
Vesting of restricted stock units (in Shares)	20,278
Issuance of common stock related to at-the-market offering, net of offering costs		2,399		2,399
Issuance of common stock related to at-the-market offering, net of offering costs (in Shares)	43,483
Net loss			(364,611)	(364,611)
Balance at Dec. 31, 2023	$ 2	2,088,381	(1,960,712)	127,671
Balance (in Shares) at Dec. 31, 2023	1,791,286
Stock-based compensation		6,508		6,508
Vesting of restricted stock units (in Shares)	31,246
Net loss			(165,124)	(165,124)
Balance at Dec. 31, 2024	$ 2	$ 2,094,889	$ (2,125,836)	$ (30,945)
Balance (in Shares) at Dec. 31, 2024	1,822,532